Property, Plant and Equipment: (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
[custom:ImpairmentWritedown]	$ 200,000	$ 600,000
[custom:GainOnDispositionOfEquipment]			$ 8,410